Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions

On April 30, 2008, Green entered into a stock transfer agreement with its parent company Nexia and Nexia’s wholly-owned subsidiary DHI whereby they would each sell their holdings in Landis and Newby in exchange for an 8% Series A Senior Subordinated Convertible Debenture with a face amount of $3,000,000. Interest on the debenture commenced on December 30, 2008. DHI has the option, at any time, to convert all or any amount over $10,000 of principal face amount and accrued interest into shares of Common stock, $0.001 par value per share, at a conversion price equal to 95% of the average closing bid price of the Common stock three days prior to the date notice is received by Green. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of $150,000 as of April 30, 2008. This discount is being amortized to the maturity date of the debenture, which is 10 years.

The following table summarizes the principal and accrued interest balance of the Convertible Debentures as of June 30, 2011 and December 31, 2010.

	June 30, 2011	December 31, 2010
Principal balance	$ 2,859,800	$ 2,859,800
Accrued interest	583,730	470,278
Total	$ 3,443,530	$ 3,330,078

On June 24, 2010, the Board of Directors approved the purchase of 650,000 shares of Green’s Supervoting Preferred stock from AmeriResource Technologies, Inc. in exchange for 52,000 shares of Green’s Series B Preferred stock. The number of Series B Preferred shares issued in this transaction was determined based on one share of Green’s Supervoting Preferred stock being equivalent to 10 shares of Common stock and each Series B Preferred share is convertible into $5.00 of Common stock. The Series B Preferred shares were valued at $260,000.

On July 7, 2010, the Board of Directors authorized the issuance of 25,000 shares of restricted Series B Preferred shares to Richard G. Clegg, an officer and director of Green, pursuant to the terms of his employment agreement with a related party, Diversified Holdings I, Inc. The shares were issued pursuant to The 2008 Benefit Plan of Green to a natural person, providing bona fide services and not in conjunction with a capital raising transaction, exempt from registration under Rule 701 of the Securities Act of 1933.

On July 9, 2010, the Board of Directors approved the issuance of 50,000 shares of restricted Series B Preferred shares to Landis Salons II, Inc., a subsidiary of Green, to be used as collateral for a lease entered into by Landis Salons II, Inc. to serve as the location for a new Landis Lifestyle Salon. The shares are held by the landlord of the Marmalade facility to be converted and liquidated in the event of default on the part of Landis II. The shares will be returned to Landis II at the end of the second year of the lease term unless it is in default and are reflected as an Other asset on Green’s Consolidated Balance Sheet.

On July 12, 2010, Landis Salons II, Inc. issued a promissory note in the principal amount of $105,000 payable to Wasatch Capital Corporation, which is a subsidiary of Nexia Holdings, Inc. Principal and interest, accruing at the rate of 5% per year, will be due on or before November 10, 2018. This promissory note was issued in exchange for a note receivable assigned to Landis Salons II, for $105,000 with the same terms. The pledge agreement will expire after the second year of the lease term unless it is in default.

On December 1, 2010, Green sold its ownership interest in Newby to Diversified Holdings X, Inc. whose president is also the president of Green Endeavors, Inc. See Note 9 for additional information on the sale of Newby.

On January 6, 2011, the Board of Directors approved the conversion of 12,866 Series B Preferred shares into 12,866,000 shares of Common stock for Richard Surber, President, CEO and Director of Green. The shares were converted at $0.005 per share which was the quoted closing price on the date the conversion letter was received from the Mr. Surber.